GOODWILL	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
GOODWILL

NOTE 9: GOODWILL

The Company determined the fair value for each reporting unit in our goodwill impairment assessment using both a discounted cash flow analysis and a multiples-based market approach for comparable companies. We utilized third-party valuation advisors to assist us with these valuations. These analyses included significant judgment, including short-term and long-term forecast of operating performance, discount rates based on our weighted average cost of capital, revenue growth rates, profitability margins, capital expenditures and the timing of future cash flows. These impairment assessments incorporate inherent uncertainties, including supply and demand for our services, utilization forecasts, pricing forecasts and future market conditions, which are difficult to predict in volatile economic environments and could result in impairment charges in future periods if actual results materially differ from the assumptions utilized in our forecasts.

Based upon our impairment assessments as of December 31, 2022, we determined the carrying amount of our AFS, DT, and BAC reporting units exceeded their fair value. As a result, we recorded $490,736 in goodwill impairment charges on those reporting units during the year ended December 31, 2022. Based upon our impairment assessments as of December 31 2023, we determined the carrying amount of our ACA reporting unit exceeded its fair value. As a result, we recorded $157,103 in goodwill impairment charges on the ACA reporting unit. These impairment amounts are included in “Loss on impairment” within the accompanying consolidated statements of operations.

The table below reconciles the change in the carrying amount of goodwill, by business segment, for the period from January 1, 2022 to December 31, 2023:

	Electrification	Decarbonization	OEM/EV	Total
Balance as of January 1, 2022	$378,225	$—	$—	$378,225
Acquisitions	909,586	1,606,647	—	2,516,233
Impairment	(490,736)	—	—	(490,736)
Balance as at December 31, 2022	$797,075	$1,606,647	$—	$2,403,722
Impairment	(157,103)	—	—	(157,103)
Balance as at December 31, 2023	$639,972	$1,606,647	$—	$2,246,619